Subsequent Events (Details)	3 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 11, 2020 USD ($)	Apr. 24, 2020 USD ($) site
Sale of business | Orifarm
Disclosure of non-adjusting events after reporting period [line items]
Number of manufacturing sites | site			2
Consideration (up to)			$ 670,000,000
Sale of business | Celltrion
Disclosure of non-adjusting events after reporting period [line items]
Consideration (up to)		$ 278,000,000
Divestment | SHP647
Disclosure of non-adjusting events after reporting period [line items]
Gain on divestment	$ 564,000,000